Client Name:
Client Project Name:	BRAVO 2026- NQM8
Start - End Dates:	5/28/2025 - 4/19/2026
Deal Loan Count:	229

Conditions Report 2.0

Loans in Report	229
Loans with Conditions:	65

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Terms/Guidelines
70 - Total Satisfied Conditions

62 - Credit Review Scope
6 - Category: Application
3 - Category: Assets
5 - Category: Credit/Mtg History
1 - Category: Income/Employment
4 - Category: Insurance
9 - Category: Legal Documents
32 - Category: Terms/Guidelines
2 - Category: Title
1 - Property Valuations Review Scope
1 - Category: Appraisal
7 - Compliance Review Scope
6 - Category: Documentation
1 - Category: Right of Rescission
9 - Total Waived Conditions

9 - Credit Review Scope
2 - Category: Assets
3 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: LTV/CLTV
1 - Category: Terms/Guidelines

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